Segment Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment information [Abstract]
Segment Information [Table Text Block]

	Port Terminal Business Segment for the Year Ended December 31, 2012	Cabotage Business Segment for the Year Ended December 31, 2012	Barge Business Segment for the Year Ended December 31, 2012	Total
Time charter, voyage and port terminal revenues	$32,209	$52,557	$93,853	$178,619
Sales of products	68,414	—	—	68,414
Time charter, voyage and port terminal expenses	(9,384	)(1,741)	(30,651	)(41,776)
Direct vessel expenses	—	(34,565	)(34,911)	(69,476)
Cost of products sold	(65,039	)—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(2,785	)(4,152)	(15,565	)(22,502)
Amortization of intangible assets	(930	)—	(3,508	)(4,438)
Amortization of deferred drydock and special survey costs	—	(463	)(869)	(1,332)
General and administrative expenses	(2,292	)(660)	(11,892	)(14,844)
Provision for losses on accounts receivable	—	—	(747	)(747)
Taxes other than income taxes	(113	)(4,331)	(3,768	)(8,212)
Interest expense and finance cost, net	(1	)(6,635)	(13,421	)(20,057)
Interest income	266	1	121	388
Foreign exchange differences	(294	)—	15	(279)
Other income, net	98	372	1,022	1,492

Income/(loss) before income taxes and noncontrolling interest	20,149	383	(20,321)	211
Income tax (expense)/benefit	(889	)(99)	953	(35)

Net income/(loss)	19,260	284	(19,368)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20	)(20)

Net income/(loss) attributable to Navios Logistics' stockholders	$19,260	$284	$(19,388)	$156

	Port Terminal Business Segment for the Year Ended December 31, 2011	Cabotage Business Segment for the Year Ended December 31, 2011	Barge Business Segment for the Year Ended December 31, 2011	Total
Time charter, voyage and port terminal revenues	$23,347	$51,228	$91,050	$165,625
Sales of products	69,063	—	—	69,063
Time charter, voyage and port terminal expenses	(8,553	)(1,109)	(32,018	)(41,680)
Direct vessel expenses	—	(31,276	)(32,146)	(63,422)
Cost of products sold	(66,757	)—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(2,538	)(4,300)	(11,342	)(18,180)
Amortization of intangible assets	(927	)—	(3,509	)(4,436)
Amortization of deferred drydock and special survey costs	—	(212	)(506)	(718)
General and administrative expenses	(2,337	)(291)	(11,034	)(13,662)
Provision for losses on accounts receivable	(28	)—	(464	)(492)
Taxes other than income taxes	(193	)(4,861)	(3,880	)(8,934)
Gain on sale of assets	36	—	—	36
Interest expense and finance cost, net	—	(4,344	)(12,730)	(17,074)
Interest income	459	—	384	843
Foreign exchange differences	(182	)—	(463	)(645)
Other income, net	36	—	633	669

Income/(loss) before income taxes and noncontrolling interest	11,426	4,835	(16,025)	236
Income tax (expense)/benefit	(390	)(325)	1,063	348

Net income/(loss)	11,036	4,510	(14,962)	584
Less: Net income attributable to the noncontrolling interest	—	(641	)(139)	(780)

Net income/(loss) attributable to Navios Logistics' stockholders	$11,036	$3,869	$(15,101)	$(196)

	Port Terminal Business Segment for the Year Ended December 31, 2010	Cabotage Business Segment for the Year Ended December 31, 2010	Barge Business Segment for the Year Ended December 31, 2010	Total
Time charter, voyage and port terminal revenues	$23,374	$37,086	$76,296	$136,756
Sales of products	51,217	—	—	51,217
Time charter, voyage and port terminal expenses	(7,411	)(2,181)	(25,818	)(35,410)
Direct vessel expenses	—	(18,519	)(31,903)	(50,422)
Cost of products sold	(47,073	)—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(2,471	)(3,433)	(11,825	)(17,729)
Amortization of intangible assets	(927	)—	(3,559	)(4,486)
Amortization of deferred drydock and special survey costs	—	(35	)(359)	(394)
General and administrative expenses	(2,088	)(260)	(9,862	)(12,210)
Provision for losses on accounts receivable	—	—	(652	)(652)
Taxes other than income taxes	—	(4,101	)(3,820)	(7,921)
Gain on sale of assets	—	—	52	52
Interest expense and finance cost, net	—	(1,582	)(2,944)	(4,526)
Interest income	257	—	41	298
Foreign exchange differences	(46	)—	43	(3)
Other (expense)/income, net	(37	)—	101	64

Income/(loss) before income taxes and noncontrolling interest	14,795	6,975	(14,209)	7,561
Income tax (expense)/benefit	(61	)(938)	935	(64)

Net income/(loss)	14,734	6,037	(13,274)	7,497
Less: Net income/(loss) attributable to the noncontrolling interest	—	(2,007	)110	(1,897)

Net income/(loss) attributable to Navios Logistics' stockholders	$14,734	$4,030	$(13,164)	$5,600